Emerging Economies Fund Annual Fund Operating Expenses - Emerging Economies Fund - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.02%